Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net earnings	$ 375	$ 2,327
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	454	200
Depreciation and amortization	5,041	4,918
Post-employment benefit plans cost	142	98
Net interest expense	1,590	1,408
Impairment of assets	2,190	143
Gains on investments	(57)	(80)
Net equity losses from investments in associates and joint ventures	247	581
Income taxes	577	996
Contributions to post-employment benefit plans	(52)	(52)
Payments under other post-employment benefit plans	(61)	(64)
Severance and other costs paid	(330)	(178)
Interest paid	(1,759)	(1,486)
Income taxes paid (net of refunds)	(783)	(700)
Acquisition and other costs paid	(52)	(8)
Net change in operating assets and liabilities	(534)	(157)
Cash flows from operating activities	6,988	7,946
Cash flows used in investing activities
Capital expenditures	(3,897)	(4,581)
Decrease (increase) in short-term investments	600	(1,000)
Business acquisitions	(624)	(222)
Business disposition	0	209
Spectrum licences	(531)	(183)
Other investing activities	14	(4)
Cash flows used in investing activities	(4,438)	(5,781)
Cash flow used in financing activities
Increase (decrease) in notes payable	1,945	(646)
Issue of long-term debt	3,834	5,195
Repayment of long-term debt	(3,303)	(1,858)
Repurchase of financial liability	0	(149)
Issue of common shares	0	18
Purchase of shares for settlement of share-based payments	(235)	(223)
Repurchase of preferred shares	(92)	(140)
Cash dividends paid on common shares	(3,613)	(3,486)
Cash dividends paid on preferred shares	(187)	(182)
Cash dividends paid by subsidiaries to non-controlling interest	(68)	(47)
Other financing activities	(31)	(24)
Cash flow used in financing activities	(1,750)	(1,542)
Net increase in cash	1,025	448
Cash at beginning of year	547	99
Cash at end of year	1,572	547
Net (decrease) increase in cash equivalents	(225)	175
Cash equivalents at beginning of year	225	50
Cash equivalents at end of year	$ 0	$ 225